Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Weighted-average remaining lease term	10 months 20 days
Weighted-average discount rate	3.39%
Operating lease cost	¥ 1,153	¥ 1,170
Amortization expenses of right-of-use assets	1,109
Interest expenses of lease liabilities	¥ 44